Note 11 - Other Comprehensive Income - Accumulated Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
BALANCE	$ 49,251,002	$ 60,536,486
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAXES	4,736,731	(11,947,158)
BALANCE	56,184,945	49,251,002
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
BALANCE	6,293,702	17,743,407
Other comprehensive income (loss) before reclassifications	5,503,299	(10,964,231)
Amounts reclassified from accumulated other comprehensive income	(995,400)	(485,474)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAXES	4,507,899	(11,449,705)
BALANCE	10,801,601	6,293,702
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
BALANCE	(5,536,541)	(5,039,088)
Other comprehensive income (loss) before reclassifications	(257,703)	(1,000,527)
Amounts reclassified from accumulated other comprehensive income	486,535	503,074
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAXES	228,832	(497,453)
BALANCE	(5,307,709)	(5,536,541)
AOCI Attributable to Parent [Member]
BALANCE	757,161	12,704,319
Other comprehensive income (loss) before reclassifications	5,245,596	(11,964,758)
Amounts reclassified from accumulated other comprehensive income	(508,865)	17,600
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAXES	4,736,731	(11,947,158)
BALANCE	$ 5,493,892	$ 757,161